August 26, 2026
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:         Kansas City Life Insurance Company
Kansas City Variable Annuity Separate Account
Commissioners:
Kansas City Life Insurance Company (“the Company”), on behalf of the Registrant, has sent or will send to contract owners who have requested them the semiannual reports for the period ended June 30, 2026, for each of the following underlying funds in which Registrant invests:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series I Shares (File No. 811-07452)
Invesco V.I. Core Equity Fund – Series I Shares (File No. 811-07452)
Invesco V.I. Health Care Fund – Series I Shares (File No. 811-07452)
Invesco® V.I. S&P 500 Buffer Fund - December - Series I Shares (File No. 811-07452)
Invesco® V.I. S&P 500 Buffer Fund - June - Series I Shares (File No. 811-07452)
Invesco® V.I. S&P 500 Buffer Fund - March - Series I Shares (File No. 811-07452)
Invesco® V.I. S&P 500 Buffer Fund - September - Series I Shares (File No. 811-07452)
Invesco V.I. Technology Fund – Series I Shares (File No. 811-07452)
American Funds Insurance Series®
Asset Allocation Fund – Class 2 Shares (File No. 811-03857)
Capital Income Builder® – Class 2 Shares (File No. 811-03857)
Capital World Bond Fund – Class 2 Shares (File No. 811-03857)
Global Growth Fund – Class 2 Shares (File No. 811-03857)
Growth-Income Fund – Class 2 Shares (File No. 811-03857)
New World Fund® – Class 2 Shares (File No. 811-03857)
American Funds Insurance Series® Managed Risk Funds
Managed Risk Asset Allocation Fund – Class P2 Shares (File No. 811-03857)
Managed Risk Growth Fund – Class P2 Shares (File No. 811-03857)
Managed Risk Growth-Income Fund – Class P2 Shares (File No. 811-03857)
Managed Risk EUPAC Fund – Class P2 Shares (File No. 811-03857)
Managed Risk Washington Mutual Investors FundSM – Class P2 Shares (File No. 811-03857)
BNY Mellon Variable Investment Fund
Appreciation Portfolio – Initial Shares (File No. 811-05125)
Small Cap Portfolio – Initial Shares (File No. 811-05125)
BNY Mellon Stock Index Fund, Inc. – Initial Shares (File No. 811-05719)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares (File No. 811-07044)
Calamos® Advisors Trust
Calamos Growth and Income Portfolio (File No. 811-09237)
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (File No. 811-22127)
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (File No. 811-22127)
Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (File No. 811-22127)
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II – S (File No. 811-8042)
Federated Hermes High Income Bond Fund II – P (File No. 811-8042)
Federated Hermes Managed Volatility Fund II – P (File No. 811-8042)
Fidelity® Variable Insurance Products
VIP ContrafundSM Portfolio – Service Class 2 (File No. 811-05511)
VIP Freedom Retirement PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2010 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2015 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2020 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2025 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2030 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2035 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2040 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2045 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2050 PortfolioSM – Service Class 2 (File No. 811-05361)
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund – Class 2 (File No. 811-05583)
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (File No. 811-05583)
Templeton Emerging Markets VIP Fund – Class 2 (File No. 811-05583)
Templeton Foreign VIP Fund – Class 2 (File No. 811-05583)
Lincoln Variable Insurance Products Trust
LVIP American Century Capital Appreciation Fund – Standard Class II (File No. 811-08090)
LVIP Avantis Large Cap Value Fund – Standard Class II (File No. 811-08090)
LVIP American Century Inflation Protection Fund – Service Class (File No. 811-08090)
LVIP American Century International Fund – Standard Class II (File No. 811-08090)
LVIP American Century Mid Cap Value Fund – Standard Class II (File No. 811-08090)
LVIP American Century Ultra® Fund – Standard Class II (File No. 811-08090)
LVIP American Century Value Fund – Standard Class II (File No. 811-08090)
LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares (File No. 811-08090)
LVIP JPMorgan Small Cap Core Fund – Standard Class Shares (File No. 811-08090)
LVIP JPMorgan U.S. Equity Fund – Standard Class Shares (File No. 811-08090)
MFS® Variable Insurance Trust
MFS® Growth Series – Initial Class Shares (File No. 811-08326)
MFS® Research Series – Initial Class Shares (File No. 811-08326)
MFS® Total Return Bond Series – Initial Class Shares (File No. 811-08326)
MFS® Total Return Series – Initial Class Shares (File No. 811-08326)
MFS® Utilities Series – Initial Class Shares (File No. 811-08326)
MFS® Variable Insurance Trust II
MFS® Income Portfolio – Initial Class Shares (File No. 811-03732)
Northern Lights Variable Trust
TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (File No. 811-21853)
TOPS® Managed Risk Moderately Aggressive ETF Portfolio – Class 2 Shares (File No. 811-21853)
TOPS® Managed Risk Moderate ETF Portfolio – Class 2 Shares (File No. 811-21853)
This filing constitutes the filing of reports as required by Rule 30b2 under the Act. Some of the funds listed above may not be available under every policy or contract offered by the Registrant. We understand that the funds have filed or will file their reports with the Commission under separate cover.
Please direct any question or comment to the undersigned at (816) 856-8234.
Sincerely yours,
/s/ Stephanie Toole
Stephanie Toole

Kansas City Life’s Century II Variable Product Series is distributed through
Sunset Financial Services, Inc. 3520 Broadway, Kansas City, MO 64111; 816-753-7000.